Other Intangible Assets - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization period activated developed technology	12 years
Additions	€ 1,866,000	€ 1,108,000
Finite lived intangible assets purchased	14,896,000
Amortization	63,514,000	51,174,000	€ 43,881,000
Indefinite-lived other intangible assets	0	139,426,000	139,426,000
Impairment of Intangible Assets (Excluding Goodwill)	0	0	0
In-process R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived other intangible assets		139,400,000
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Additions	1,866,000	1,108,000
Finite lived intangible assets purchased	250,000
Amortization	3,124,000	3,145,000
Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	59,500,000	49,100,000	41,900,000
Research and Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	2,500,000	2,100,000	2,000,000
Selling, General and Administrative Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 1,500,000	€ 0	€ 0